REORGANIZATION ITEMS	12 Months Ended
Dec. 31, 2011
Reorganizations [Abstract]
REORGANIZATION ITEMS
REORGANIZATION ITEMS
In accordance with authoritative accounting guidance issued by the FASB, separate disclosure is required for reorganization items, such as certain expenses, provisions for losses and other charges directly associated with or resulting from the reorganization and restructuring of the business, which have been realized or incurred during the Chapter 11 Cases.

Reorganization items were comprised of the following (in thousands):

Predecessor
Period from Jan 1, through August 31, 2010
Gain from cancellation of debt	$151,872
Loss from fresh start valuation adjustments from continuing operations	(71,370)
Professional fees	(9,243)
Write-off of Old Notes deferred financing costs	(4,483)
Total reorganization items from continuing operations, net	$66,776
Loss from fresh start valuation adjustments from discontinued operations	(7,585)
Total reorganization items, net	$59,191

In addition to the amounts reflected in the table above and prior to the Chapter 11 petition date, we incurred professional fees related to our reorganization of approximately $5.9 million for the eight-month period ended August 31, 2010 that are included in selling, general and administrative expenses in the consolidated statements of operations. Additionally, we wrote off approximately $1.6 million of unamortized deferred financing costs during the second quarter of 2010 related to our prepetition credit agreement that has been included in interest expense in the consolidated statements of operations. The amounts due under the prepetition credit agreement were paid in full with a portion of the proceeds from our debtor-in-possession credit agreement which was also paid in full at our emergence from Chapter 11 on August 31, 2010. For the four-month period from September 1, 2010 through December 31, 2010, we incurred approximately $1.9 million of professional fees related to our reorganization that is included in selling, general and administrative expenses.